General - Schedule of Discontinued Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues	$ 737	$ 393
Cost of sales	586	297
Operating expenses	94	115
Operating income (loss)	57	(19)
Finance income (expenses), net	4	(1)
Taxes on Income	21	2
Net income (loss)	$ 40	$ (22)